LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
1. Numerator:
Net loss	$ (14)	$ (14)	$ (98)	$ (63)
2. Denominator:
Denominator for basicand diluted net loss per share - weighted average of shares	9,054,000	9,054,000	7,449	9,054
Basic and diluted loss per share attributed to stockholders	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)